Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of foreign provision for income tax
	For the Years Ended December 31,
	2021	2020
Net operating loss carry forwards	$4,181,841	$2,252,985
Share-based compensation	806,997	90,110
Accrued expenses	301,422	19,009
Intangible assets	100,736	107,187
Fixed assets	(29,877)	(23,039)
Valuation allowance	(5,361,119)	(2,446,252)
Net Deferred Tax Asset	$-	$-

Schedule of reconciliation statutory federal income tax
	For the Years Ended
	December 31,
	2021	2020

Statutory federal tax rate	21.0%	21.0%
State tax expense	4.7%	4.3%
Acquired deferred tax assets	7.8%	-%
PPP loan forgiveness	0.3%	-%
Change in tax rate	(0.9)%	-%
Amortization	(0.4)%	-%
Other permanent items	(0.3)%	(0.1)%
Valuation allowance	(32.2)%	(25.2)%
Provision for income taxes	-%	-%